Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity

14. Shareholders’ Equity

Each share of Company common stock is entitled to one full vote. The Company reduced the quarterly cash dividend on its common stock by 50 percent to $.15 per share ($.60 per year) beginning with the first quarter of 2010. In February 2012, the Company announced a 33 percent increase in its quarterly dividend to $.20 per share ($.80 per year). The higher dividend is effective for the dividend payable in March 2012.

During the third quarter of 2011, Sunoco repurchased 14.41 million shares of its outstanding common stock for $500 million. The Company did not repurchase any of its common stock in the open market in 2010 and 2009. In February 2012, the Board approved a plan to repurchase up to 19.9 percent of Sunoco’s outstanding common stock at the time, or approximately 21.25 million shares. The planned repurchase is expected to occur over the next 12 to 18 months.

In February 2010, the Company contributed 3.59 million shares of Sunoco common stock out of treasury valued at $90 million to its funded defined benefit pension plans. The shares contributed to the defined benefit plans were removed from treasury on a last-in, first-out basis resulting in a $251 million reduction in treasury stock and a $161 million charge to capital in excess of par value.

The Company’s Articles of Incorporation authorize the issuance of up to 15 million shares of preference stock without par value, subject to approval by the Board. The Board also has authority to fix the number, designation, rights, preferences and limitations of these shares, subject to applicable laws and the provisions of the Articles of Incorporation. At December 31, 2011, no such shares had been issued.

The following table sets forth the components (net of related income taxes) of the accumulated other comprehensive loss balances in equity (in millions of dollars):

	December 31,
	2011	2010
Retirement benefit plans funded status adjustment (Notes 1 and 9)	$(260)	$(248)
Hedging activities (Note 17)	1	(2)
Available-for-sale securities	1	1

	$(258)	$(249)